MINERAL RIGHTS (Tables)	9 Months Ended
Sep. 30, 2021
Mineral Rights
SCHEDULE OF MINERAL RIGHTS

	Platosa	Beschefer	Silver City	Kilgore	Oakley
	(Mexico)	(Canada)	(Germany)(1)	(Idaho) (2)	(Idaho) (3)	Total
	$	$	$	$	$	$
At January 1, 2020
Cost	3,785	1,428	245	-	-	5,458
Accumulated amortization	(2,782)	-	-	-	-	(2,782)
	1,003	1,428	245	-	-	2,676

Year ended December 31, 2020
Opening net book value	1,003	1,428	245	-	-	2,676
Additions	-	-	317	13,756	5,364	19,437
Disposals	-	(1,348)	-	-	-	(1,348)
Depletion and amortization	(178)	-	-	-	-	(178)
Exchange differences	(21)	(80)	25	-	-	(76)
Closing net book value	804	-	587	13,756	5,364	20,511

At December 31, 2020
Cost	3,721	-	587	13,756	5,364	23,428
Accumulated amortization	(2,917)	-	-	-	-	(2,917)
	804	-	587	13,756	5,364	20,511

Period ended September 30, 2021
Opening net book value	804	-	587	13,756	5,364	20,511
Additions	-	-	490	-	-	490
Payments received under earn-in agreement	-	-	-	-	(75)	(75)
Depletion and amortization	(167)	-	-	-	-	(167)
Exchange differences	(5)	-	(2)	-	-	(7)
Closing net book value	632	-	1,075	13,756	5,289	20,752

At September 30, 2021
Cost	3,694	-	1,075	13,756	5,289	23,814
Accumulated amortization	(3,062)	-	-	-	-	(3,062)
	632	-	1,075	13,756	5,289	20,752

(1)	On September 24, 2019 the Company signed an option agreement (the “Globex Agreement”) with Globex Mining Enterprises Inc. (“Globex”) to acquire a 100% interest in the Bräunsdorf exploration license for the Silver City Project in Saxony, Germany, pursuant to which the Company agreed to pay total aggregate consideration of C$500 in cash and issue common shares valued at C$1,600 over a period of three years. Upon completion of the payments and common share issuances the Company will grant Globex a gross metals royalty of 3% for precious metals and 2.5% for other metals, both of which may be reduced by 1% upon a payment of $1,500. Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively. On September 22, 2021, the issuance of 232,240 common shares (valued at C$425) and the cash payment (C$100) were made and recorded as an addition to mineral rights ($415). The Company has the option to issue shares to the value of C$625 and a cash payment of C$200 to complete the acquisition of the Bräunsdorf exploration license before September 23, 2022.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

In March 2021, the Frauenstein, Mohorn and Oederan exploration licenses were granted to the Company following applications to the Sächsisches Oberbergamt (Saxon Mining Authority), increasing the Silver City ground position by 17,600 hectares.

(2)	On April 22, 2020, the Company acquired the Kilgore Gold Project as part of the Otis acquisition. The Company has a 100% interest in the Kilgore Gold property located in Clark County, Idaho, which comprises 614 federal lode mining claims unencumbered by any underlying royalties. In Q4 2020, the Company staked 175 new claims expanding the Kilgore property by 28%.

(3)	On April 22, 2020, the Company acquired 100% ownership of the Oakley Project in Cassia County, Idaho as part of the Otis acquisition. The Oakley Project includes Blue Hill Creek, Matrix Creek, Cold Creek: